Offerings - Offering: 1	May 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	108,640
Proposed Maximum Offering Price per Unit	36.99
Maximum Aggregate Offering Price	$ 4,018,593.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 615.25
Offering Note	1a. The number of shares of common stock, par value $0.001 per share ("Common Stock"), registered represents an aggregate of 108,640 shares of Common Stock, issuable upon (i) the vesting of a maximum of 54,320 performance stock units granted to Mr. Krishna pursuant to a Performance Stock Unit Award Agreement - TSR (Inducement Grant), and (ii) the vesting of a maximum of 54,320 performance stock units granted to Mr. Krishna pursuant to a Performance Stock Unit Award Agreement - Revenue and TSR (Inducement Grant), entered into on May 23, 2025 (collectively, the "Inducement Award Agreements"), each under New York Stock Exchange Listing Rule 303A.08. 1b. Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Inducement Award Agreements by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock. 1c. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act using the average of the high and low sale prices of the common stock on May 23, 2025, as reported on The New York Stock Exchange, which is within five business days prior to filing this Registration Statement on Form S-8.